Supplemental balance sheet information	3 Months Ended
Mar. 31, 2011
Supplemental balance sheet information
Supplemental balance sheet information
Note 2: Supplemental balance sheet information

Inventories and supplies – Inventories and supplies were comprised of the following:

(in thousands)	March 31, 2011	December 31, 2010
Raw materials	$4,792	$4,879
Semi-finished goods	8,113	8,393
Finished goods	4,799	5,083
Total inventories	17,704	18,355
Supplies, primarily production	2,999	3,305
Inventories and supplies	$20,703	$21,660

Marketable securities – Available-for-sale marketable securities included within funds held for customers and other current assets were comprised of the following:

	March 31, 2011
(in thousands)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$2,092	$-	$-	$2,092
Funds held for customers:(1)
Money market securities	5,230	-	-	5,230
Canadian and provincial government securities	5,332	-	(46)	5,286
Marketable securities – funds held for customers	10,562	-	(46)	10,516
Total marketable securities	$12,654	$-	$(46)	$12,608

(1) Funds held for customers, as reported on the consolidated balance sheet as of March 31, 2011, also included cash and cash equivalents of $38,827.

	December 31, 2010
(in thousands)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$2,029	$-	$-	$2,029
Funds held for customers:(1)
Money market securities	5,078	-	-	5,078
Canadian and provincial government securities	5,148	23	-	5,171
Marketable securities – funds held for customers	10,226	23	-	10,249
Total marketable securities	$12,255	$23	$-	$12,278

(1) Funds held for customers, as reported on the consolidated balance sheet as of December 31, 2010, also included cash and cash equivalents of $25,471.

Expected maturities of available-for-sale securities as of March 31, 2011 were as follows:

(in thousands)	Fair value
Due in one year or less	$7,655
Due in one to three years	1,411
Due in three to five years	714
Due after five years	2,828
Total marketable securities	$12,608

Further information regarding the fair value of marketable securities can be found in Note 6: Fair value measurements.

Intangibles – Intangibles were comprised of the following:

	March 31, 2011			December 31, 2010
(in thousands)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Indefinite-lived:
Trade name	$19,100	$-	$19,100	$19,100	$-	$19,100
Amortizable intangibles:
Internal-use software	384,116	(322,274)	61,842	378,269	(314,267)	64,002
Customer lists/relationships	71,838	(49,125)	22,713	72,292	(43,660)	28,632
Distributor contracts	30,900	(26,846)	4,054	30,900	(26,396)	4,504
Trade names	59,360	(22,880)	36,480	59,361	(22,009)	37,352
Other	8,648	(7,315)	1,333	8,602	(7,080)	1,522
Amortizable intangibles	554,862	(428,440)	126,422	549,424	(413,412)	136,012
Intangibles	$573,962	$(428,440)	$145,522	$568,524	$(413,412)	$155,112

Total amortization of intangibles was $14.6 million for the quarter ended March 31, 2011 and $10.4 million for the quarter ended March 31, 2010. Based on the intangibles in service as of March 31, 2011, estimated future amortization expense is as follows:

(in thousands)
Remainder of 2011	$31,697
2012	26,979
2013	16,762
2014	8,053
2015	5,141

Goodwill – Changes in goodwill during the quarter ended March 31, 2011 were as follows:

(in thousands)	Small Business Services	Financial Services	Direct Checks	Total
Balance, December 31, 2010:
Goodwill	$596,534	$897	$148,506	$745,937
Accumulated impairment charges	(20,000)	-	-	(20,000)
	576,534	897	148,506	725,937
Currency translation adjustment	56	-	-	56
Balance, March 31, 2011:
Goodwill	596,590	897	148,506	745,993
Accumulated impairment charges	(20,000)	-	-	(20,000)
	$576,590	$897	$148,506	$725,993

Other non-current assets – Other non-current assets were comprised of the following:

(in thousands)	March 31, 2011	December 31, 2010
Contract acquisition costs	$53,107	$57,476
Deferred advertising costs	15,305	15,832
Other	21,906	20,939
Other non-current assets	$90,318	$94,247

See Note 14 for a discussion of market risks related to contract acquisition costs. Changes in contract acquisition costs during the quarters ended March 31, 2011 and 2010 were as follows:

	Quarter Ended March 31,
(in thousands)	2011	2010
Balance, beginning of year	$57,476	$45,701
Additions(1)	143	14,083
Amortization	(4,427)	(5,007)
Other	(85)	-
Balance, end of period	$53,107	$54,777

(1) Contract acquisition costs are accrued upon contract execution. Cash payments made for contract acquisition costs were $4,515 for the quarter ended March 31, 2011 and $583 for the quarter ended March 31, 2010.

Accrued liabilities – Accrued liabilities were comprised of the following:

(in thousands)	March 31, 2011	December 31, 2010
Funds held for customers	$49,130	$35,475
Customer rebates	18,483	19,201
Interest	13,233	5,227
Employee profit sharing/cash bonus and pension	10,590	34,109
Wages, including vacation	8,226	5,898
Restructuring due within one year (see Note 7)	4,415	6,435
Contract acquisition costs due within one year	4,203	8,550
Other	38,989	29,139
Accrued liabilities	$147,269	$144,034